Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	1,500,000,000	1,500,000,000
Common Stock, issued	161,476,831	83,818,894
Common Stock, outstanding	161,476,831	83,818,894
Accumulated Depreciation	$ 85,909	$ 81,226
Accumulated Amortization	$ 101,208	$ 75,997